Description of Business - Additional Information (Details)	Nov. 29, 2021 $ / shares shares
Description of Business [Abstract]
Number of shares of stock issued during the period pursuant to acquisitions | shares	58,500,000
Common stock, par value | $ / shares	$ 0.0001